Investment Objectives and Goals - Alki Consolidated Income ETF	Jun. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Alki Consolidated Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Alki Consolidated Income ETF (the “Fund”) investment objective is to seek income.